Contract Assets, Net	12 Months Ended
Dec. 31, 2022
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Contract Assets, Net
5 CONTRACT ASSETS, NET

	As of December 31,
	2021	2022
	RMB	RMB	US$
Contract assets	56,869	77,527	11,240
Allowance for credit losses	(14,478)	(35,770)	(5,186)

	42,391	41,757	6,054

The movements in the provision for contract assets and allowance for credit losses were as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at the beginning of the year	—	3,497	14,478	2,099
Adoption of ASC 326	—	2,383	—	—
Provision for credit losses	3,497	8,598	21,292	3,087

Balance at the end of the year	3,497	14,478	35,770	5,186